DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Impairment losses by asset type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Generating Units
Impairment losses on goodwill and intangible assets	$ 0.0	$ 0.0	$ 0.0
Minimum
Cash Generating Units
Terminal value growth rates	3.50%
Maximum
Cash Generating Units
Terminal value growth rates	4.50%